Shareholder Report, Line Graph (Details) - USD ($)	Mar. 06, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024
C000248488
Account Value [Line Items]
Line Graph and Table Measure Name	Cullen Enhanced Equity Income ETF
S&P 500® Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Account Value	$ 10,000	$ 11,376	$ 11,139	$ 10,875	$ 10,744	$ 10,372	$ 9,882	$ 10,303
CBOE S&P 500 Buy/Write Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500 Buy/Write Index (USD)
Account Value	$ 10,000	$ 10,949	$ 10,798	$ 10,492	$ 10,374	$ 10,194	$ 10,084	$ 10,223